Stock Compensation Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Range of exercise price
Stock options outstanding and stock options exercisable
Stock options, outstanding (in shares)	9,116
Stock options exercisable (in shares)	7,833
Range of exercise price, $ 14.71 - $ 22.86
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 14.71
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 22.86
Stock options, outstanding (in shares)	2,718
Weighted average remaining contractual life of stock options outstanding (in years)	2.66
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 20.95
Stock options exercisable (in shares)	2,718
Weighted average remaining contractual life of stock options exercisable (in years)	2.66
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 20.95
Range of exercise price, $ 22.87 - $ 25.51
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 22.87
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 25.51
Stock options, outstanding (in shares)	663
Weighted average remaining contractual life of stock options outstanding (in years)	3.40
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 25.37
Stock options exercisable (in shares)	663
Weighted average remaining contractual life of stock options exercisable (in years)	3.40
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 25.37
Range of exercise price, $ 25.52 - $ 32.53
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 25.52
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 32.53
Stock options, outstanding (in shares)	1,069
Weighted average remaining contractual life of stock options outstanding (in years)	2.95
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 27.53
Stock options exercisable (in shares)	1,069
Weighted average remaining contractual life of stock options exercisable (in years)	2.95
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 27.53
Range of exercise price, $ 32.54 - $ 36.88
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 32.54
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 36.88
Stock options, outstanding (in shares)	1,277
Weighted average remaining contractual life of stock options outstanding (in years)	2.96
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 36.05
Stock options exercisable (in shares)	1,037
Weighted average remaining contractual life of stock options exercisable (in years)	2.41
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 35.96
Range of exercise price, $ 36.89 - $ 43.44
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 36.89
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 43.44
Stock options, outstanding (in shares)	2,309
Weighted average remaining contractual life of stock options outstanding (in years)	3.04
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 39.72
Stock options exercisable (in shares)	1,757
Weighted average remaining contractual life of stock options exercisable (in years)	2.35
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 39.92
Range of exercise price, $ 43.45 - $ 52.93
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 43.45
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 52.93
Stock options, outstanding (in shares)	1,080
Weighted average remaining contractual life of stock options outstanding (in years)	4.49
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 46.24
Stock options exercisable (in shares)	589
Weighted average remaining contractual life of stock options exercisable (in years)	4.09
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 45.54